Commitments and contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 15 – Commitments and contingencies

Contingencies

Legal proceedings between ING Bank N.V., O.W. Bunker Far East (Singapore) Pte. Ltd., and Tumpuan Megah Development Sdn. Bhd.

The Company’s subsidiary, Tumpuan Megah, is involved in a legal proceeding consisting of disputes over financing agreements, gas oil supply contracts, and an enforcement attempt of an English judgment against Tumpuan Megah for $937,353, along with interest and costs. The proceedings include applications, appeals, and hearings in Malaysian courts. On August 13, 2025, the Federal Court of Malaysia allowed the appeal filed by ING Bank N.V. and O.W. Bunker Far East (Singapore) Pte. Ltd. (collectively, the “Appellants”) against the Court of Appeal’s decision to order a trial of issues in connection with an application to set aside the High Court judgment dated March 22, 2021. That judgment registered a decision of the English High Court enforcing an arbitral award obtained by the Appellants against Tumpuan Megah. Accordingly, RM130,000 (equivalent to $30,745) was awarded to the Appellants. Consequently, Tumpuan Megah’s application to set aside the judgment will now resume in the High Court, with the hearing date to be scheduled in due course.

Tumpuan Megah is accompanied by an agreement from Straits to release to Tumpuan Megah all amounts it receives under a personal guarantee from the vendor (Raja Ismail), indemnifying Straits against Tumpuan Megah’s liabilities after deducting Straits’ cost and expense in recovery of such amount from the vendor, with the scope of indemnification potentially extending to liabilities arising from these legal proceedings.

There is no reasonable possibility that any losses may be incurred by the Company, as the Guaranteed Obligations are fully indemnified by Raja Ismail under the binding personal guarantee agreement (Guarantee Agreement referred to in Note 8) and there is no additional exposure to the Company as all costs and the potential liability have been indemnified under the agreement.

A claim for loss recovery generally can be recognized when a loss event has occurred and recovery is considered probable. If the claim is subject to dispute or litigation, a rebuttable presumption exists that recoverability of the claim is not probable. If the potential recovery exceeds the loss recognized in the financial statements or relates to a loss not yet recognized in the financial statements, such recovery should be recognized under the gain contingency model.

As a result of this indemnification agreement, where all potential liabilities are indemnified, no provisions have been made in the financial statements for these potential liabilities, nor has any recognition of loss contingency has been made under ASC 450-20. The total reimbursable legal fees are recorded as “Due from related parties”, which is disclosed in Note 8.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023